Fees Summary	Feb. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 696,962,000.00
Previously Paid Amount	0.00
Total Fee Amount	96,250.45
Total Offset Amount	0.00
Net Fee	96,250.45
Narrative - Max Aggregate Offering Price	$ 696,962,000.00
Final Prospectus	true